Convertible Notes - Related Parties	6 Months Ended
Jun. 30, 2015
Convertible Notes - Related Parties
3.	Convertible Notes – Related Parties

Convertible notes consisted of the following (in thousands):

	June 30, 2015	December 31, 2014
Convertible promissory notes	$1,893	$—
Accrued interest	11	—
Less: Debt discount	(446)	—

Total convertible notes payable – related party	$1,458	$—

In May and June 2015, the Company issued and sold convertible promissory notes in a series of closings in the aggregate principal amount of $1.9 million to existing stockholders, together with warrants to purchase shares of either the Company’s Series E convertible preferred stock or the capital stock issued during the next financing. The convertible promissory notes accrue interest at a rate of 12% per annum and will mature one year from the date of issuance. If the Company, prior to the payment in full of the convertible promissory notes, issues and sells shares of preferred stock or common stock in a single transaction or series of related transactions for aggregate cash proceeds to the Company of at least $3.0 million (excluding any amount invested by cancellation of the indebtedness represented by the convertible promissory notes), the outstanding principal amount and unpaid accrued interest of the convertible promissory notes will be automatically converted into shares of the securities sold in such financing at a conversion price equal to the price per share paid by investors for such securities in the financing. Alternatively, if the Company, prior to the payment in full of the convertible promissory notes, issues and sells shares of preferred stock or common stock for aggregate cash proceeds to the Company of less than $3.0 million, the outstanding principal amount and unpaid accrued interest of the convertible promissory notes may be converted, at the option of the holder, into the same type of securities issued in such financing at a conversion price equal to the price per share paid by investors for such securities in the financing. In addition, at any time prior to repayment or conversion in full of the convertible promissory notes, the outstanding principal amount and unpaid accrued interest of the convertible promissory note may be converted, at the option of the holder, into shares of Series E convertible preferred stock at a conversion rate of $1.2706 per share.

In connection with the debt financing, the Company also issued and sold to each investor purchasing a convertible promissory note a warrant to purchase equity securities of the same type that the principal amount of the convertible promissory note issued to such investor converts into. The warrants are exercisable for up to a number of shares equal to the quotient of: (a) 25% multiplied by the principal amount of the convertible promissory note issued to such investor divided by (b) the stock purchase price equal to: (i) in the case the notes convert in connection with a financing the price per share of the securities paid by investors in such financing or (ii) in the case that the warrant shares are Series E convertible preferred stock, $1.2706 per share. The purchase price for each warrant was equal to 0.1% of the principal amount of the corresponding convertible promissory note. The exercise price for the warrant shares is equal to the stock purchase price.

The Company recorded the aggregate fair value of the warrants of $474,000 as a debt discount and warrant liability upon issuance of the convertible notes. The debt discount is accreted as additional interest expense over the term of the convertible promissory notes. The Company estimated the fair value of the warrants using an option-pricing valuation model with the following assumptions: expected term of five years, risk-free interest rate of 0.11% and 0.18%, expected volatility of 80.0% and a dividend yield of 0%.

For the three and six months ended June 30, 2015, the Company recognized interest expense of $39,000 related to the accrued interest and amortization of the debt discount within interest expense on the Company’s statement of operations and comprehensive loss.

As the holders of the convertible promissory notes each have an equity ownership in the Company, the convertible promissory notes are considered to be related-party transactions.